Note 6 - Fair Value Measurements and Financial Instruments (Details) - Liabilities Measured at Fair Value - USD ($)	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member] | Series 2023 PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	$ 554,128	$ 478,149
Fair Value, Inputs, Level 3 [Member] | Series A PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	9,600,625	9,557,476
Warrant Derivative Liability [Member]
Financial instruments:
Derivative Liability				$ 950,000
Series 2023 PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	554,128	478,149	[1]	$ 2,250,000
Series A PIK Note Derivative Liability [Member]
Financial instruments:
Derivative Liability	$ 9,600,625	$ 9,557,476	[1]

[1]	In the course of preparing its financial statements for the year ended December 31, 2014, the Company reclassified the Series 2023 PIK note derivative to Level 3 fair value hierarchy to match with the Series A PIK note derivative since it based off of a similar model.